Reportable Segments And Geographical Information (Financial Information Of The Company's Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 879,012	$ 793,831	$ 689,451
Operating income (loss)	45,632	59,028	49,052
Customer Interactions Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	565,993	477,572	403,940
Operating income (loss)	112,027	123,237	111,771
Security Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	185,916	191,852	165,998
Operating income (loss)	27,645	27,164	8,535
Financial Crime And Compliance Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	127,103	124,407	119,513
Operating income (loss)	3,200	(6,662)	71
Non-Allocated [Member]
Segment Reporting Information [Line Items]
Revenues
Operating income (loss)	$ (97,240)	$ (84,711)	$ (71,325)